Summary of Restricted Stock Unit and Restricted Stock Awards Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning Balance	399,000
Weighted Average Award Date Fair Value, Beginning Balance	$ 5.20
Number of shares, Added		403,000
Weighted Average Award Date Fair Value, Added		$ 5.21
Number of shares, Forfeiture, shares	(35,166)	(500)
Weighted Average Award Date Fair Value, Forfeiture	$ 5.16	$ 5.16
Number of shares, Vested		(3,500)
Weighted Average Award Date Fair Value, Vested		$ 5.73
Number of shares, Ending Balance	363,834	399,000
Weighted Average Award Date Fair Value, Ending Balance	$ 5.21	$ 5.20
Restricted Stock Award RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning Balance	328,500
Weighted Average Award Date Fair Value, Beginning Balance	$ 5.31
Number of shares, Added	550,000	578,250
Weighted Average Award Date Fair Value, Added	$ 1.29	$ 5.45
Number of shares, Forfeiture, shares		(187,500)
Weighted Average Award Date Fair Value, Forfeiture		$ 5.73
Number of shares, Vested	(43,750)	(62,250)
Weighted Average Award Date Fair Value, Vested	$ 5.43	$ 5.33
Number of shares, Ending Balance	834,750	328,500
Weighted Average Award Date Fair Value, Ending Balance	$ 2.90	$ 5.31
Director Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning Balance
Weighted Average Award Date Fair Value, Beginning Balance
Number of shares, Added	59,625	22,184
Weighted Average Award Date Fair Value, Added	$ 2.48	$ 5.70
Number of shares, Forfeiture, shares
Weighted Average Award Date Fair Value, Forfeiture
Number of shares, Vested	(33,875)	(22,184)
Weighted Average Award Date Fair Value, Vested	$ 2.46	$ 5.70
Number of shares, Ending Balance	25,750
Weighted Average Award Date Fair Value, Ending Balance	$ 2.51